Restructuring Programs (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Non-cash product rationalization expense		$ 0	$ 24,966,000
Proceeds from sales of assets	14,976,000	18,984,000	49,779,000
Harsco Metals & Minerals Improvement Plan (Project Orion) [Member] | Harsco Metals & Minerals Segment
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	11,992,000
Compensation savings realized	6,000,000
Compensation savings, annualized basis	17,000,000
Restructuring Reserve [Roll Forward]
Adjustments to Previously Recorded Restructuring Charges	1,190,000
Cash Payments	(5,331,000)
Foreign Currency Translation	(183,000)
Remaining Accrual Ending Balance	7,668,000
Harsco Metals & Minerals Improvement Plan (Project Orion) [Member] | Harsco Metals & Minerals Segment | Employee termination benefit costs
Restructuring Cost and Reserve [Line Items]
Compensation savings, annualized basis	24,000,000
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Period Expense and Other Adjustments	11,992,000
Non-Cash Charges / Adjustments	(1,190,000)
Cash Payments	(5,331,000)
Foreign Currency Translation	(183,000)
Remaining Accrual Ending Balance	7,668,000
Harsco Metals & Minerals Improvement Plan (Project Orion) [Member] | Harsco Metals & Minerals Segment | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Compensation savings, annualized basis	13,000,000
2011/2012 Restructuring Program
Restructuring Reserve [Roll Forward]
Remaining Accrual Ending Balance	2,400,000	5,100,000
2011/2012 Restructuring Program | Harsco Infrastructure [Member]
Restructuring Reserve [Roll Forward]
Non-cash product rationalization expense	$ 0